Nov. 01, 2019

WISDOMTREE TRUST

(the “Trust”)

Supplement dated January 7, 2020

To the currently effective

Summary Prospectus, Statutory Prospectus (collectively the “Prospectuses”) and

Statement of Additional Information (“SAI”) for the

WisdomTree Japan Multifactor Fund

(formerly, WisdomTree Dynamic Currency Hedged Japan Equity Fund)

(the “Fund”)

Please note that effective January 13, 2020, the Fund’s ticker symbol will change from JAMF to JNMF.

Only the Fund’s ticker symbol is changing. The Fund’s name, objective, strategies and expense ratio are not changing.